Preferred Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Common and Preferred Stock [Abstract]
Preferred Stock
Note 6 -      Preferred Stock

The Company is authorized to issue (10,000,000) shares of $.0001 par value preferred stock with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors of the Company.

Note 6 -          Preferred Stock

The Company is authorized to issue (10,000,000) shares of $.0001 par value preferred stock with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors of the Company.